Investments in Associates and Joint Ventures - Summary of Latest Published Information (Details) £ in Millions, $ in Billions	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Non-current assets for operations	£ 127,072	£ 27,414
Current assets	13,966	12,359
Non-current liabilities	(64,468)	(19,511)
Current liabilities	(15,544)	(11,856)
Investments in associates and joint ventures	1,577	9,507
Goodwill	44,147	11,023	£ 9,324
Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Non-current assets for operations		34,046
Current assets		3,480
Non-current liabilities		(20,089)
Current liabilities		(3,845)
Investments in associates and joint ventures		13,592		$ 4.7
Associates And Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Non-current assets for operations	1,127	17,831
Current assets	1,019	2,439
Non-current liabilities	(67)	(8,552)
Current liabilities	(502)	(2,211)
Investments in associates and joint ventures	£ 1,577	9,507	£ 6,938
Associates And Joint Ventures | Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures		8,051
Group's share in associates excluding goodwill		5,733
Goodwill		£ 2,318